Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Schedule of Aggregate compensation of KMP

Aggregate compensation of KMP recorded as expenses in the consolidated statement of operations and comprehensive income (loss) during the year consisted of:

	Year ended
	December 31, 2024	December 31, 2023
Salary and short – term benefits	1,387	1,940
Stock-based compensation	874	1,278
Termination benefits	—	163
	2,261	3,381